Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Loss Per Share
12. Loss Per Share
The following table sets forth the reconciliation of basic and diluted loss per share for the three and six months ended June 30, 2023 and 2022 (in thousands except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss for basic loss per share available to common stockholders	$(26,649)	$(17,838)	$(57,402)	$(26,981)

Net loss for diluted loss per share available to common stockholders	$(26,649)	$(17,838)	$(57,402)	$(26,981)

Weighted average number of shares outstanding—basic	142,626	133,060	142,146	133,043
Effect of dilutive securities	—	—	—	—

Weighted average number of shares and assumed conversions—diluted	142,626	133,060	142,146	133,043
Loss per share
Basic	$(0.19)	$(0.13)	$(0.40)	$(0.20)
Diluted	$(0.19)	$(0.13)	$(0.40)	$(0.20)

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	June 30, 2023	December 31, 2022
Stock options	31,353,086	16,939,093
Public Warrants	6,854,309	6,899,988
Private Warrants	4,104,000	4,104,000
Retainer shares	4,000,000	—
Convertible Debentures	2,343,750	—

Total	48,655,145	27,943,081

13. Loss Per Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260,
Earnings Per Share
. The Company has two classes of shares, which are referred to as Common Stock and Preferred Stock.
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class
method required for participating securities. Net loss per share has been retrospectively adjusted for all periods presented prior to the Business Combination. The retroactive adjustment is based on the same number of weighted average shares outstanding in each historical period.

For the years ended December 31, 2022, 2021, and 2020, basic loss per share is computed using the two-class
method. The
two-class
method is an earnings allocation formula that determines earnings per share for each class of common stock and participating securities according to dividends or dividend equivalents and participation rights in undistributed earnings. Preferred Stock is not contractually required to share in net losses of the Company.

The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December
31
,
2022
,
2021
, and
2020
(in thou
sands except per share data):

	Year Ended December 31,
	2022	2021	2020
Net loss attributable to Scilex	$(23,364)	$(88,424)	$(47,519)
Net loss attributable to participating securities	$—	$—	$—
Net loss attributable to common stockholders	$(23,364)	$(88,424)	$(47,519)
Weighted average common shares outstanding	134,226	132,858	132,891
Effect of Dilutive Securities	—	—	—

Denominator for Diluted Loss per Share—Adjusted for Dilutive Securities	134,226	132,858	132,891
Basic and Diluted Loss Per Share	$(0.17)	$(0.67)	$(0.36)
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods pres ented
:

	Year Ended December 31,
	2022	2021	2020
Stock options	16,939,093	18,967,724	20,746,432
Public Warrants	6,899,988	—	—
Private Warrants	4,104,000	—	—